Shareholder Report, Holdings (Details)	Jul. 31, 2024
C000159046 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[1]
C000159046 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[1]
C000159046 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[1]
C000159046 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
C000159046 [Member] | Realty Income Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
C000159046 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
C000159046 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[1]
C000159046 [Member] | Goodman Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
C000159046 [Member] | Extra Space Storage Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[1]
C000159046 [Member] | VICI Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[1]
C000159046 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[2]
C000159046 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000159046 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000159046 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000159046 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000159046 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000159046 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000159046 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000159046 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000159046 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000159046 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	64.90%
C000159046 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000159045 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[3]
C000159045 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[3]
C000159045 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[3]
C000159045 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[3]
C000159045 [Member] | Realty Income Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[3]
C000159045 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[3]
C000159045 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[3]
C000159045 [Member] | Goodman Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[3]
C000159045 [Member] | Extra Space Storage Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[3]
C000159045 [Member] | VICI Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[3]
C000159045 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[4]
C000159045 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000159045 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000159045 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000159045 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000159045 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000159045 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000159045 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000159045 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000159045 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000159045 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	64.90%
C000159045 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000159047 [Member] | Prologis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[5]
C000159047 [Member] | Equinix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[5]
C000159047 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[5]
C000159047 [Member] | Simon Property Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[5]
C000159047 [Member] | Realty Income Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[5]
C000159047 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[5]
C000159047 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[5]
C000159047 [Member] | Goodman Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[5]
C000159047 [Member] | Extra Space Storage Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[5]
C000159047 [Member] | VICI Properties Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[5]
C000159047 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[6]
C000159047 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000159047 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000159047 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000159047 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000159047 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000159047 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000159047 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000159047 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000159047 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000159047 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	64.90%
C000159047 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)

[1]	Excludes short-term securities.
[2]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[3]	Excludes short-term securities.
[4]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[5]	Excludes short-term securities.
[6]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.